Interest and Other, Net	12 Months Ended
Dec. 31, 2015
Banking and Thrift, Interest [Abstract]
Interest and Other, Net
Interest and Other, Net
Interest and other income of EUR 10.9 million (2014: EUR 14.5 million and 2013: EUR 9.2 million) mainly relates to interest income on deposits, short-term investments, money market funds, bank accounts and on finance receivables.
Interest and other expense of EUR 27.4 million (2014: EUR 23.1 million and 2013: EUR 33.6 million) mainly consists of net interest expense on our Eurobonds and related interest rate swaps, interest on lease obligations and amortized financing costs for a total of EUR 19.0 million (2014: EUR 19.9 million and 2013: EUR 16.2 million). In 2013, there was a one-off loss of EUR 8.9 million relating the partial extinguishment of our EUR 600 million 5.75 percent senior notes due 2017.
Interest on cash pools is reported on a gross basis in both interest income and interest expense. From an economic and legal perspective, the interest on cash pools of EUR 1.5 million (2014: EUR 3.2 million and 2013: EUR 1.9 million) recorded in interest income nets off against the same amount recorded in interest expense.